JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 34.7%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,977
1.88%, 2/15/2041	14,500	10,332
2.00%, 11/15/2041	27,000	19,226
3.88%, 2/15/2043	15,000	13,765
3.88%, 5/15/2043	10,000	9,155
3.75%, 11/15/2043	75,300	67,379
3.00%, 5/15/2045	31,000	24,405
4.88%, 8/15/2045	45,380	46,798
2.75%, 11/15/2047	35,000	25,584
2.00%, 2/15/2050	35,000	21,164
1.25%, 5/15/2050	4,000	1,984
1.38%, 8/15/2050	19,491	9,914
U.S. Treasury Notes
3.63%, 5/15/2026	10,000	9,993
4.38%, 8/15/2026	35,000	35,158
2.25%, 2/15/2027	35,000	34,449
0.63%, 3/31/2027	20,000	19,241
2.25%, 8/15/2027	40,000	39,153
1.25%, 4/30/2028	11,120	10,547
3.50%, 4/30/2028	5,000	5,001
4.00%, 6/30/2028	25,000	25,317
4.88%, 10/31/2028	25,000	25,943
3.13%, 11/15/2028	25,000	24,741
3.50%, 4/30/2030	30,000	29,904
3.75%, 5/31/2030	17,330	17,448
3.88%, 7/31/2030	30,435	30,799
3.63%, 8/31/2030	17,460	17,478
4.25%, 2/28/2031	25,000	25,729
1.88%, 2/15/2032	20,000	17,958
3.88%, 8/15/2034	5,135	5,114
4.25%, 5/15/2035	24,075	24,572
4.25%, 8/15/2035	11,900	12,131
Total U.S. Treasury Obligations (Cost $727,960)		681,359
Mortgage-Backed Securities — 26.8%
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # C00742, 6.50%, 4/1/2029	14	15
Pool # C00785, 6.50%, 6/1/2029	6	6
Pool # C47318, 7.00%, 9/1/2029	92	97
Pool # C01292, 6.00%, 2/1/2032	9	9
Pool # A16155, 5.50%, 11/1/2033	39	40
Pool # C03589, 4.50%, 10/1/2040	250	253
Pool # G61334, 4.00%, 3/1/2047	1,899	1,866
Pool # Q54902, 4.00%, 3/1/2048	1,736	1,687
Pool # Q54950, 4.00%, 3/1/2048	2,633	2,575
Pool # Q59727, 4.00%, 11/1/2048	3,473	3,374

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, Other Pool # WA1640, 3.20%, 4/1/2034	10,247	9,530
FHLMC UMBS, 30 Year
Pool # SD7535, 2.50%, 2/1/2051	4,068	3,545
Pool # RA7683, 5.00%, 7/1/2052	6,098	6,133
Pool # RA7937, 5.00%, 9/1/2052	11,899	11,967
Pool # SD8324, 5.50%, 5/1/2053	14,376	14,615
Pool # SD4977, 5.00%, 11/1/2053	11,222	11,244
Pool # QI4073, 5.50%, 4/1/2054	5,324	5,399
Pool # SD5658, 5.50%, 6/1/2054	8,145	8,310
Pool # RJ2920, 6.00%, 11/1/2054	8,925	9,281
FNMA Pool # 620061, ARM, 5.23%, 11/1/2027 (a)	2	2
FNMA UMBS, 15 Year
Pool # FM4449, 3.00%, 12/1/2034	3,599	3,537
Pool # CA7114, 2.50%, 9/1/2035	10,998	10,430
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	—	—
Pool # 483802, 5.50%, 2/1/2029	31	31
Pool # 524949, 7.50%, 3/1/2030	—	—
Pool # 545639, 6.50%, 4/1/2032	39	41
Pool # 702435, 5.50%, 5/1/2033	331	340
Pool # 709441, 5.50%, 7/1/2033	95	96
Pool # 730711, 5.50%, 8/1/2033	143	146
Pool # 743127, 5.50%, 10/1/2033	137	139
Pool # 747628, 5.00%, 11/1/2033	190	191
Pool # 753662, 5.50%, 12/1/2033	158	161
Pool # 755615, 5.50%, 1/1/2034	198	202
Pool # 811755, 7.00%, 3/1/2035	509	534
Pool # 845834, 5.50%, 10/1/2035	121	125
Pool # 888201, 5.50%, 2/1/2036	51	53
Pool # 831409, 5.50%, 4/1/2036	245	255
Pool # 867420, 5.50%, 5/1/2036	162	169
Pool # 745802, 6.00%, 7/1/2036	251	265
Pool # 969708, 4.50%, 3/1/2038	31	31
Pool # AE1216, 3.50%, 1/1/2041	681	656
Pool # AE1260, 3.50%, 8/1/2041	441	417
Pool # AB5378, 3.50%, 5/1/2042	1,619	1,546
Pool # AO6710, 4.00%, 6/1/2042	1,534	1,507
Pool # AT8192, 4.00%, 6/1/2043	1,133	1,112
Pool # AS1112, 4.00%, 11/1/2043	2,726	2,676
Pool # BM1109, 4.00%, 10/1/2044	1,844	1,812
Pool # AS4073, 4.00%, 12/1/2044	1,213	1,180
Pool # AL8660, 4.00%, 6/1/2045	2,771	2,725
Pool # AS6208, 3.50%, 10/1/2045	574	553
Pool # AS6344, 3.50%, 12/1/2045	1,694	1,606
Pool # BM5560, 4.00%, 1/1/2046	5,009	4,923
Pool # AL8030, 4.00%, 2/1/2046	1,714	1,678
Pool # BM3744, 4.00%, 3/1/2047	5,274	5,166
Pool # BM1049, 4.00%, 4/1/2047	5,382	5,228

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA0411, 4.00%, 9/1/2047	3,653	3,576
Pool # BJ1666, 4.00%, 12/1/2047	3,066	2,994
Pool # BM3477, 4.00%, 1/1/2048	2,700	2,625
Pool # CA1006, 4.00%, 1/1/2048	3,157	3,082
Pool # BJ4640, 4.00%, 3/1/2048	1,284	1,254
Pool # BD9078, 4.00%, 4/1/2048	1,720	1,669
Pool # BD9077, 3.50%, 5/1/2048	105	101
Pool # BD9083, 4.00%, 7/1/2048	1,836	1,783
Pool # CA2489, 4.50%, 10/1/2048	810	806
Pool # CA4431, 3.50%, 10/1/2049	2,886	2,695
Pool # FM2014, 3.00%, 11/1/2049	6,326	5,754
Pool # CA6361, 2.50%, 7/1/2050	4,732	4,117
Pool # FM8787, 2.50%, 10/1/2051	13,954	12,057
Pool # FS7706, 3.50%, 8/1/2052	18,133	16,922
Pool # CB4630, 5.50%, 9/1/2052	18,642	19,175
Pool # BW1328, 5.00%, 11/1/2052	4,066	4,077
Pool # CB5131, 5.00%, 11/1/2052	12,148	12,213
Pool # FS3421, 5.00%, 12/1/2052	5,436	5,446
Pool # FS5027, 4.00%, 2/1/2053	4,242	4,052
Pool # BU4029, 5.00%, 6/1/2053	11,865	11,886
Pool # CB6842, 5.50%, 8/1/2053	12,098	12,295
Pool # CB7319, 4.50%, 10/1/2053	12,219	12,052
Pool # FA1254, 5.50%, 3/1/2055	10,978	11,228
Pool # MA5879, 5.50%, 11/1/2055	66,375	67,237
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,477
Pool # AM7199, 3.30%, 11/1/2026	2,785	2,765
Pool # FN0040, 3.04%, 6/1/2027 (a)	1,678	1,656
Pool # AN6800, 2.97%, 9/1/2027	3,151	3,103
Pool # AN6825, 2.80%, 10/1/2027	3,703	3,635
Pool # AN9486, 3.57%, 6/1/2028	11,990	11,905
Pool # AN3908, 3.12%, 1/1/2029	7,337	7,181
Pool # BL1950, 3.47%, 3/1/2029	12,386	12,228
Pool # AN8493, 3.30%, 2/1/2030	4,411	4,254
Pool # BM5425, 3.15%, 3/1/2030 (a)	1,964	1,900
Pool # BL9023, 1.22%, 11/1/2030	19,619	17,286
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,865
Pool # AN8412, 3.39%, 2/1/2033	4,116	3,937
Pool # AN8464, 3.33%, 3/1/2033	5,904	5,620
Pool # BS3202, 1.94%, 9/1/2033	4,572	3,936
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,567
Pool # BL3288, 2.52%, 9/1/2034	11,742	10,353
Pool # BL4331, 2.41%, 10/1/2034	14,822	12,972
Pool # BS2718, 1.95%, 8/1/2036	9,577	7,859
Pool # BL4215, 2.56%, 9/1/2036	6,633	5,696
Pool # BL7125, 2.04%, 6/1/2037	7,925	6,348
Pool # BF0617, 2.50%, 3/1/2062	4,670	3,871

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA I, 30 Year
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	324	318
Pool # 626938, 4.00%, 4/15/2045	163	160
Pool # 784041, 4.00%, 8/15/2045	2,191	2,114
Pool # 784208, 4.00%, 7/15/2046	3,154	3,043
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2344, 8.00%, 12/20/2026	1	1
Pool # 2512, 8.00%, 11/20/2027	5	5
Pool # MA7589, 2.50%, 9/20/2051	4,335	3,764
Pool # CH2211, 3.50%, 9/20/2051	9,758	8,831
Total Mortgage-Backed Securities (Cost $545,665)		525,226
Collateralized Mortgage Obligations — 25.4%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,220	1,158
Series 2020-1, Class M55G, 3.00%, 8/25/2059	10,789	9,844
Series 2024-2, Class MT, 3.50%, 5/25/2064	4,094	3,624
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	7	7
Series 3809, Class BC, 3.50%, 2/15/2026	1	1
Series 3188, Class GE, 6.00%, 7/15/2026	14	14
Series 3926, Class MW, 4.50%, 9/15/2026	78	78
Series 1999, Class PU, 7.00%, 10/15/2027	1	1
Series 2031, Class PG, 7.00%, 2/15/2028	12	12
Series 2035, Class PC, 6.95%, 3/15/2028	31	31
Series 2064, Class PD, 6.50%, 6/15/2028	22	22
Series 2095, Class PE, 6.00%, 11/15/2028	21	22
Series 4314, Class DY, 3.50%, 3/15/2029	560	557
Series 4336, Class YB, 3.00%, 5/15/2029	166	165
Series 2152, Class BD, 6.50%, 5/15/2029	5	5
Series 2162, Class TH, 6.00%, 6/15/2029	47	47
Series 2367, Class ME, 6.50%, 10/15/2031	76	80
Series 2647, Class A, 3.25%, 4/15/2032	23	22
Series 2480, Class EJ, 6.00%, 8/15/2032	100	104
Series 4156, Class SB, IF, 0.27%, 1/15/2033 (a)	562	508
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,545	3,221
Series 4186, Class JE, 2.00%, 3/15/2033	3,349	3,193
Series 4188, Class JG, 2.00%, 4/15/2033	2,226	2,122
Series 4206, Class DA, 2.00%, 5/15/2033	1,550	1,476
Series 2611, Class QZ, 5.00%, 5/15/2033	546	556
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,999
Series 2915, Class MU, 5.00%, 1/15/2035	597	614
Series 5000, Class CB, 1.25%, 1/25/2035	2,879	2,665
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,331
Series 4458, Class BW, 3.00%, 4/15/2035	6,249	6,027
Series 3085, Class VS, IF, 11.69%, 12/15/2035 (a)	105	129

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3181, Class OP, PO, 7/15/2036	420	371
Series 4867, Class WF, 4.83%, 4/15/2037 (a)	2,580	2,550
Series 3413, Class B, 5.50%, 4/15/2037	197	205
Series 3325, Class JL, 5.50%, 6/15/2037	1,018	1,065
Series 3341, Class PE, 6.00%, 7/15/2037	648	685
Series 4365, Class HZ, 3.00%, 1/15/2040	2,535	2,399
Series 3699, Class QH, 5.50%, 7/15/2040	339	349
Series 3772, Class PE, 4.50%, 12/15/2040	2,370	2,396
Series 4047, Class PB, 3.50%, 1/15/2041	340	339
Series 3927, Class PC, 4.50%, 9/15/2041	3,165	3,213
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,420
Series 4039, Class SA, IF, IO, 2.24%, 5/15/2042 (a)	2,130	273
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,054
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,037
Series 4091, Class BQ, 2.00%, 8/15/2042	4,709	4,306
Series 4091, Class PB, 2.00%, 8/15/2042	3,672	3,192
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,774
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,700
Series 4594, Class GN, 2.50%, 2/15/2045	1,283	1,213
Series 4606, Class KP, 2.50%, 7/15/2046	8,150	7,332
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	6,032
Series 4974, Class PH, 1.50%, 6/25/2048	966	797
Series 4933, Class PA, 2.50%, 10/25/2049	5,244	4,661
Series 4925, Class PA, 3.00%, 10/25/2049	7,072	6,522
Series 5072, Class QC, 1.00%, 10/25/2050	6,558	5,386
Series 5190, Class PH, 2.50%, 2/25/2052	4,961	4,616
Series 5258, Class KZ, 4.00%, 9/25/2052	20,061	18,328
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,532	2,355
Series 267, Class 30, 3.00%, 8/15/2042	1,492	1,383
Series 358, Class 300, 3.00%, 10/15/2047	8,359	7,675
Series 406, PO, 10/25/2053	6,323	5,453
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	848	860
Series T-56, Class A, PO, 5/25/2043	588	571
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	795	836
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,667	28,206
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	87	90
FNMA, REMIC
Series 2010-155, Class B, 3.50%, 1/25/2026	11	11
Series 1998-58, Class PC, 6.50%, 10/25/2028	60	60
Series 2000-8, Class Z, 7.50%, 2/20/2030	32	33
Series 2002-92, Class FB, 4.84%, 4/25/2030 (a)	90	90
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	57	6
Series 2003-67, Class SA, IF, 18.29%, 10/25/2031 (a)	7	8
Series 2011-145, Class PB, 3.50%, 1/25/2032	4,694	4,625
Series 2012-100, Class AY, 3.00%, 9/25/2032	3,996	3,893
Series 2013-50, Class YO, PO, 1/25/2033	1,649	1,440

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-21, Class PZ, 4.50%, 3/25/2033	449	443
Series 2013-106, Class PY, 3.00%, 10/25/2033	2,591	2,512
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,615
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,737	2,659
Series 2004-46, Class QD, IF, 7.25%, 3/25/2034 (a)	5	6
Series 2004-54, Class FL, 4.59%, 7/25/2034 (a)	127	127
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,139	3,970
Series 2005-22, Class EH, 5.00%, 4/25/2035	966	991
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,923
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,411
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,442	2,354
Series 2005-58, Class EP, 5.50%, 7/25/2035	58	60
Series 2015-59, Class EB, 3.00%, 8/25/2035	3,842	3,698
Series 2005-83, Class LA, 5.50%, 10/25/2035	104	108
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,832
Series 2005-116, Class PC, 6.00%, 1/25/2036	364	375
Series 2006-51, Class FP, 4.54%, 3/25/2036 (a)	398	397
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,296
Series 2006-81, Class FA, 4.54%, 9/25/2036 (a)	12	12
Series 2006-110, PO, 11/25/2036	137	120
Series 2007-76, Class PE, 6.00%, 8/25/2037	424	450
Series 2010-47, Class MB, 5.00%, 9/25/2039	972	1,004
Series 2010-4, Class SL, IF, 2.17%, 2/25/2040 (a)	46	39
Series 2010-11, Class CB, 4.50%, 2/25/2040	48	47
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,172	1,114
Series 2012-60, Class EP, 3.00%, 4/25/2042	456	439
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,350
Series 2012-138, Class YS, IF, 2.22%, 12/25/2042 (a)	3,405	2,540
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,815
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,144	2,066
Series 2013-128, Class AO, PO, 12/25/2043	3,417	2,682
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	9,398
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,333	10,863
Series 2016-45, Class PC, 3.00%, 9/25/2045	4,104	3,868
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,650	4,410
Series 2019-71, Class CA, 2.50%, 7/25/2046	8,532	8,072
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,257	4,059
Series 2019-65, Class PA, 2.50%, 5/25/2048	4,628	4,321
Series 2019-34, Class WA, 3.50%, 8/25/2048	4,139	4,005
Series 2019-42, Class KA, 3.00%, 7/25/2049	7,718	7,145
Series 2019-81, Class JA, 2.50%, 9/25/2049	8,709	7,763
Series 2019-77, Class ZL, 3.00%, 1/25/2050	17,718	15,673
Series 2020-12, Class JC, 2.00%, 3/25/2050	15,557	13,357
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,742
Series 2023-41, PO, 9/25/2053	4,215	3,517
Series 2025-18, Class MA, 0.50%, 9/25/2054	16,003	13,667
Series 2025-31, Class MA, 0.50%, 9/25/2054	1,551	1,312

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	14	14
Series 2002-W7, Class A4, 6.00%, 6/25/2029	314	316
Series 2003-W1, Class 1A1, 4.70%, 12/25/2042 (a)	210	213
Series 2003-W1, Class 2A, 5.08%, 12/25/2042 (a)	122	123
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	694	724
Series 2009-W1, Class A, 6.00%, 12/25/2049	130	135
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	394	394
Series 2008-15, Class NB, 4.50%, 2/20/2038	151	151
Series 2008-40, Class SA, IF, IO, 2.33%, 5/16/2038 (a)	685	35
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,488	2,529
Series 2009-69, Class WM, 5.50%, 8/20/2039	623	654
Series 2011-29, Class Z, 5.00%, 5/20/2040	10,128	10,268
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,313
Series 2023-1, Class E, 3.50%, 11/20/2047	4,417	4,328
Series 2020-61, Class HC, 1.50%, 1/20/2048	10,759	8,859
Series 2019-123, Class MA, 3.00%, 10/20/2049	9,157	8,386
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,233	5,941
Series 2024-197, Class BN, 3.00%, 5/20/2051	10,622	9,970
Series 2025-79, Class NM, 3.50%, 12/20/2051	8,011	7,195
Series 2022-94, Class AO, PO, 5/20/2052	7,068	5,023
Series 2022-120, Class LN, 4.00%, 7/20/2052	7,000	6,142
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,892
Series 2024-164, Class AO, PO, 10/20/2054	4,786	3,857
Series 2024-159, Class PA, 4.50%, 10/20/2054	15,467	15,316
Series 2025-100, Class JS, IF, 4.68%, 6/20/2055 (a)	6,734	6,665
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	13,260	12,370
Total Collateralized Mortgage Obligations (Cost $514,585)		497,885
Commercial Mortgage-Backed Securities — 8.4%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,490
Series W5FX, Class AFX, 3.21%, 4/25/2028 (a)	3,436	3,393
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,782
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,667
Series K158, Class A1, 3.90%, 7/25/2030	7,019	7,029
Series K-1511, Class A1, 3.28%, 10/25/2030	7,275	7,157
Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,943
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,786
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,498
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	9,136
Series Q007, Class APT2, 6.44%, 10/25/2047 (a)	1,130	1,132
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,386	9,058
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	3,558	3,506
Series 2017-M4, Class A2, 2.66%, 12/25/2026 (a)	3,613	3,561
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,352	3,314

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (a)	9,120	8,982
Series 2018-M8, Class A2, 3.42%, 6/25/2028 (a)	7,829	7,740
Series 2019-M5, Class A2, 3.27%, 2/25/2029	7,947	7,814
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (a)	4,800	4,668
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (a)	6,000	6,096
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,932
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,843	14,825
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	12,395
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	5,758	5,406
Total Commercial Mortgage-Backed Securities (Cost $174,930)		164,310
U.S. Government Agency Securities — 2.1%
FFCB Funding Corp. 5.75%, 5/11/2026	10,000	10,082
Resolution Funding Corp. STRIPS
DN, 28.80%, 4/15/2028 (b)	15,000	13,752
DN, 7.14%, 1/15/2030 (b)	15,700	13,455
DN, 27.64%, 4/15/2030 (b)	5,000	4,241
Total U.S. Government Agency Securities (Cost $39,802)		41,530
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 450,000
Counterparty: Exchange-Traded *	4,500	211
U.S. Treasury 30 Year Bond
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 450,000
Counterparty: Exchange-Traded *	4,500	51
Total Call Options Purchased (Cost $984)		262
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (c) (d) (Cost $45,397)	45,397	45,397
Total Investments — 99.7% (Cost $2,049,323)		1,955,969
Other Assets in Excess of Liabilities — 0.3%		6,684
NET ASSETS — 100.0%		1,962,653

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(b)	The rate shown is the effective yield as of November 30, 2025.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	545	03/20/2026	USD	61,772	135
U.S. Treasury 2 Year Note	389	03/31/2026	USD	81,246	(7)
U.S. Treasury 5 Year Note	771	03/31/2026	USD	84,629	96
					224
Short Contracts
U.S. Treasury 10 Year Ultra Note	(204)	03/20/2026	USD	(23,702)	(95)
U.S. Treasury Ultra Bond	(45)	03/20/2026	USD	(5,442)	(40)
					(135)
					89

Abbreviations
USD	United States Dollar

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Written Call Options Contracts as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	9,000	USD 900,000	USD 135.00	1/23/2026	(211)
Total Written Options Contracts (Premiums Received $ (703))						(211)

Abbreviations
USD	United States Dollar

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$497,885	$—	$497,885
Commercial Mortgage-Backed Securities	—	164,310	—	164,310
Mortgage-Backed Securities	—	525,226	—	525,226
Options Purchased	262	—	—	262
U.S. Government Agency Securities	—	41,530	—	41,530

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$681,359	$—	$681,359
Short-Term Investments
Investment Companies	45,397	—	—	45,397
Total Investments in Securities	$45,659	$1,910,310	$—	$1,955,969
Appreciation in Other Financial Instruments
Futures Contracts	$231	$—	$—	$231
Depreciation in Other Financial Instruments
Futures Contracts	$(142)	$—	$—	$(142)
Options Written
Call Options Written	(211)	—	—	(211)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(122)	$—	$—	$(122)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (a) (b)	$39,433	$455,173	$449,209	$—	$—	$45,397	45,397	$1,511	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.